SHARE-BASED COMPENSATION	12 Months Ended
Dec. 29, 2024
Share-based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION:
The Company’s Long-Term Incentive Plan (the "LTIP") includes stock options, stock appreciation rights ('SARs'), and restricted share units. The LTIP allows the Board of Directors to grant stock options, SARs, dilutive restricted share units ("Treasury RSUs"), and non-dilutive restricted share units ("non-Treasury RSUs") to officers and other key employees of the Company and its subsidiaries. The number of common shares that are issuable pursuant to the exercise of stock options and the vesting of Treasury RSUs for the LTIP is fixed at 13,797,851. As at December 29, 2024, 573,710 common shares remained authorized for future issuance under this plan.

The exercise price payable for each common share covered by a stock option or SARs is determined by the Board of Directors at the date of the grant, but may not be less than the closing price of the common shares of the Company on the trading day immediately preceding the effective date of the grant. Most stock options vest equally beginning on the second, third, fourth, and fifth anniversary of the grant date. Stock options granted in fiscal 2020 all vested on the third anniversary of the grant date, subject to performance vesting conditions in some cases. SARs granted in fiscal 2020 vested on the third anniversary of the grant date, and were subject to performance vesting conditions, with the result that 75% of the SARs vested and 25% were forfeited. No stock options or SARs have been granted since fiscal 2020.

Holders of Treasury RSUs and non-Treasury RSUs are entitled to dividends declared by the Company which are recognized in the form of additional equity awards equivalent in value to the dividends paid on common shares. The vesting conditions of the additional equity awards are subject to the same performance objectives and other terms and conditions as the underlying equity awards. The additional awards related to outstanding Treasury RSUs and non-Treasury RSUs expected to be settled in common shares are credited to contributed surplus when the dividends are declared.
15. SHARE-BASED COMPENSATION (continued):

(a)    Stock options:
Outstanding stock options were as follows:
Stock options issued in Canadian dollars and to be exercised on the TSX:

	Number	Weighted exercise price (CA$)

Stock options outstanding, January 1, 2023	746	$36.52
Changes in outstanding stock options:
Exercised	(463)	33.01
Stock options outstanding, December 31, 2023	283	42.27
Changes in outstanding stock options:
Exercised	—	—
Stock options outstanding, December 29, 2024	283	$42.27

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, January 1, 2023	1,988	$27.21
Changes in outstanding stock options:
Forfeited	(213)	30.00
Exercised	(1,591)	26.62
Stock options outstanding, December 31, 2023	184	29.01
Changes in outstanding stock options:
Exercised	(184)	29.01
Stock options outstanding, December 29, 2024	—	$—

As at December 29, 2024, 282,737 outstanding options issued in Canadian dollars to be exercised on the TSX were exercisable at the weighted average exercise price of CA$42.27 (December 31, 2023 - 282,737 options at CA$42.27), and nil outstanding options issued in U.S. dollars and to be exercised on the NYSE, were exercisable at the weighted average exercise price of nil (December 31, 2023 - 184,664 options at US$29.01).
For stock options exercised during fiscal 2024, the weighted average share price at the date of exercise on the NYSE was US$42.61. For stock options exercised during fiscal 2023, the weighted average share price at the date of exercise on the TSX was CA$40.72, and the weighted average share price at the date of exercise on the NYSE was US$33.06.

The following table summarizes information about stock options issued and outstanding and exercisable at December 29, 2024:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$42.27	283	1	283

The compensation expense related to stock options included in operating income for fiscal 2024 was nil (2023 - $2.1 million), and the counterpart has been recorded as contributed surplus. When the underlying shares are issued to the employees, the amounts previously credited to contributed surplus are transferred to share capital.
15. SHARE-BASED COMPENSATION (continued):

(b)    Stock appreciation rights ("SARs"):
As at December 29, 2024, nil SARs remained outstanding (2023 - nil). During fiscal 2023, 618,304 SARs vested and settled through the delivery of shares and 206,102 SARs were forfeited. The compensation expense related to SARs included in operating income for fiscal 2024 was nil (2023 - $1.4 million), and the counterpart has been recorded as contributed surplus.

(c)    Restricted share units:
A Treasury RSU represents the right of an individual to receive one common share on the vesting date without any monetary consideration being paid to the Company. All Treasury RSUs awarded to date vest within a four to five-year period. Treasury RSUs may also be subject to performance conditions.

On December 12, 2024, the Company granted treasury share units to employees eligible to participate in the Company's long-term incentive plan (LTIP), subject to share price hurdle performance objectives. This award will vest at the end of a four or five-year period. Based on the Monte-Carlo pricing model, the grant date fair value of options granted of 1,530,644 units during the fiscal year ended December 29, 2024 was $21.91 per unit. The fair value of the grant of $33.5 million will be amortized over a 5 year period. The following table summarizes the assumptions used in the Monte-Carlo option pricing model for the stock option grant:

2024

Exercise price	$48.82
Risk-free interest rate (5 years)	3.76%
Expected volatility	31.81%
Expected dividend yield	1.70%

Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, January 1, 2023	73	$33.91
Changes in outstanding Treasury RSUs:
Granted	3	29.12
Granted for dividends declared	2	30.98
Forfeited	(17)	29.95
Treasury RSUs outstanding, December 31, 2023	61	34.69
Changes in outstanding Treasury RSUs:
Granted[1]	1,531	21.91
Granted for dividends declared	1	40.40
Settled through the issuance of common shares	(20)	31.38
Forfeited	—	37.56
Treasury RSUs outstanding, December 29, 2024	1,573	$22.30
1) Includes 968,068 Treasury RSUs granted to four executive officers of the Company.

As at December 29, 2024 and December 31, 2023, none of the outstanding Treasury RSUs vested.

The compensation expense related to Treasury RSUs included in operating income for fiscal 2024 was an expense of $0.9 million (2023 - $0.4 million), and the counterpart has been recorded as contributed surplus. When the underlying shares are issued to the employees, the amounts previously credited to contributed surplus are transferred to share capital.
15. SHARE-BASED COMPENSATION (continued):
(c)    Restricted share units (continued):
Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, January 1, 2023	2,089	$31.63
Changes in outstanding non-Treasury RSUs:
Granted	845	32.12
Additional vesting for performance conditions	493	27.36
Granted for dividends declared	53	31.09
Settled - common shares	(810)	27.08
Settled - payment of withholding taxes	(524)	27.65
Forfeited	(170)	32.10
Forfeited for President & CEO	(460)	34.89
Non-Treasury RSUs outstanding, December 31, 2023	1,516	33.26
Changes in outstanding non-Treasury RSUs:
Granted[1]	787	38.42
Additional units for vested performance conditions	485	30.73
Granted for dividends declared	33	42.22
Settled - common shares	(707)	31.10
Settled - payment of withholding taxes	(412)	31.08
Forfeited	(42)	35.14
Settled in cash for outgoing executives	(82)	35.08
Reinstated awards for President & CEO	440	37.91
Non-Treasury RSUs outstanding, December 29, 2024	2,018	$36.91
(1) Includes 291,804 RSUs granted to three executive officers (Key management personnel) of the Company, under the Company’s annual long-term incentive program (LTIP) and for special retention awards granted to these executive officers to ensure stability and operational performance in light of the CEO transition process and proxy contest, as well as 211,659 RSUs granted to Mr. Chamandy on June 28, 2024, under the Company’s annual LTIP program, with a total grant date fair value of $8.7 million. Refer to note 22 in subsection "Key management personnel compensation" for additional information on executive compensation.

Non-Treasury RSUs have the same features as Treasury RSUs, except that their vesting period is a maximum of three years and they can be settled in cash based on the Company’s share price on the vesting date, or through the delivery of common shares purchased on the open market, at the Company's option. Non-Treasury RSUs are settled in common shares purchased on the open market, and to the extent that the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation associated with the share-based payment the Company settles non-Treasury RSUs on a net basis.

The outstanding non-Treasury RSUs awarded to executive officers have vesting conditions that are dependent upon the financial performance and share price of the Company relative to a benchmark group of North American publicly listed companies. In addition, up to two times the actual number of non-Treasury RSUs awarded can vest if exceptional financial performance is achieved. As at December 29, 2024 and December 31, 2023, none of the outstanding non-Treasury RSUs were vested.
15. SHARE-BASED COMPENSATION (continued):

(c)    Restricted share units (continued):

The compensation cost related to non-Treasury RSUs included in operating income for fiscal 2024 was an expense of $63.4 million (2023 - $22.9 million), and the counterpart has been recorded as contributed surplus. When the underlying common shares are delivered to employees for settlement upon vesting, the amounts previously credited to contributed surplus are transferred to share capital. The increase in the expense compared to last year is mainly due to the accelerated vesting of non-Treasury RSU awards for outgoing executives Mr. Tyra and Mr. Bajaj resulting in an expense of $12.3 million as described in notes 16(g) and 22 to these financial statements, and the impact of Mr. Chamandy’s termination and subsequent reinstatement as President and Chief Executive Officer which included the reinstatement of share-based awards which had been canceled by the previous Board of Directors in the fourth quarter of 2023 (resulting in a past service expense of $17.0 million for the year ended December 29, 2024 as described in note 16(g) to these financial statements). The accelerated expense for the two outgoing executives includes amounts relating to share-based awards with a total value of approximately $12.0 million, which were approved during the first quarter of fiscal 2024 but for which the number of RSUs had not been established due to the Company being in a trading blackout. These awards were fully paid out in the second quarter of fiscal 2024 to the outgoing executives at the approved value, before the number of RSUs relating thereto was established, and therefore do not appear in the RSU table above.

(d)    Deferred share unit plan:
The Company has a deferred share unit plan for independent members of the Company’s Board of Directors who must receive at least 50% of their annual board retainers in the form of deferred share units ("DSUs"). The value of these DSUs is based on the Company’s share price at the time of payment of the retainers or fees. Holders of deferred share units are entitled to dividends declared by the Company which are recognized in the form of additional awards equivalent in value to the dividends paid on common shares. DSUs granted under the plan will be redeemable and the value thereof payable in cash only after the director ceases to act as a director of the Company. As at December 29, 2024, there were 140,393 (December 31, 2023 - 410,646) DSUs outstanding at a value of $6.6 million (December 31, 2023 - $13.6 million). This amount is included in accounts payable and accrued liabilities based on a fair value per deferred share unit of $46.86 (December 31, 2023 - $33.06). The DSU obligation is adjusted each quarter based on the market value of the Company’s common shares. The Company includes the cost of the DSU plan in selling, general and administrative expenses, which for fiscal 2024 was $4.9 million (2023 - $2.0 million).

Changes in outstanding DSUs were as follows:

	2024	2023

DSUs outstanding, beginning of fiscal year	411	385
Granted	46	80
Granted for dividends declared	4	10
Forfeited	—	—
Redeemed[1]	(321)	(64)
DSUs outstanding, end of fiscal year	140	411
1) The redemption value of the 321 redeemed DSUs (2023 - nil) is included in accounts payable and accrued liabilities as at December 29, 2024. Refer to note 22 for additional information.

(e)    Employee share purchase plans:
The Company has employee share purchase plans which allow eligible employees to authorize payroll deductions of up to 10% of their salary to purchase common shares of the Company at a price of 90% of the then current share price as defined in the plans from Treasury. Employees purchasing shares under the plans subsequent to January 1, 2008 must hold the shares for a minimum of two years. The Company has reserved 5,000,000 common shares for issuance under the plans. As at December 29, 2024, 4,335,469 common shares remained authorized for future issuance under the plans. Included as compensation costs in selling, general and administrative expenses is $0.2 million (2023 - $0.2 million) relating to the employee share purchase plans.